REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
REDEEMABLE PREFERRED SHARES
REDEEMABLE PREFERRED SHARES

14   REDEEMABLE PREFERRED SHARES

	Series A		Series A*		Series B		Series B1		Series B2		Series B4		Series B5		Series C		Total
	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000
Balance at January 1, 2016	29,635,045	107,428	6,916,645	39,575	2,576,483	16,789	11,527,742	80,148	10,435,639	67,419	14,076,620	87,477	35,393,262	258,038	238,526,241	1,738,440	349,087,677	2,395,314
Changes in redemption value	—	(39,098)	—	—	—	(3,921)	—	—	—	—	—	—	—	(21,016)	—	(141,635)	—	(205,670)
Conversion to ordinary shares	(29,635,045)	(72,965)	(6,916,645)	(43,564)	(2,576,483)	(13,600)	(11,527,742)	(88,221)	(10,435,639)	(74,209)	(14,076,620)	(96,287)	(35,393,262)	(248,455)	(238,526,241)	(1,673,831)	(349,087,677)	(2,311,132)
Foreign exchange impact	—	4,635	—	3,989	—	732	—	8,073	—	6,790	—	8,810	—	11,433	—	77,026	—	121,488
Balance at December 31, 2016	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

The Series A, Series B Shares, Series A* Shares, Series B1 Shares, Series B2 Shares, Series B3 Shares, Series B4 Shares, Series B5 Shares and Series C Shares are collectively referred to as the “preferred shares”. The preferred shares are denominated in US$, which is the functional currency of the issuer, GDS Holdings.

In January 2007, the Company issued 53,625,000 Series A redeemable preferred shares (“Series A Shares”) to a group of investors unrelated to the Company at US$0.3636 (RMB2.8279) per share. Concurrent with the issuance, a holder of bonds payable converted bonds payable of US$3,500 (RMB27,222) into 9,625,000 Series A Shares.

In March 2011, the Company issued 11,550,000 Series B redeemable preferred shares (“Series B Shares”) to a group of investors unrelated to the Company at US$0.7792 (RMB5.1087) per share.

In June 2014, the Company issued 88,352,558 ordinary shares, 14,149,705 Series A* Shares, 33,959,293 Series B1 Shares, 25,618,413 Series B2 Shares, 14,045,432 Series B3 Shares and 23,037,763 Series B4 Shares in connection with the acquisition of EDC Holding Limited (“EDC Holding”). Series B1, B2, B3, B4 Shares are collectively referred to as Series B* Shares.

On August 13, 2014, the Company issued 238,526,241 Series C redeemable preferred shares (“Series C Shares”) to an investor unrelated to the Company at US$1.0365 (RMB6.3779) per share, for cash consideration of US$247,238 (RMB1,521,295). The Company incurred issuance costs of US$3,271 (RMB20,128), which were recorded as a reduction in the carrying amount of the redeemable preferred shares.

Prior to the completion of the IPO, the Company concluded that it was probable that the redeemable preferred shares will become redeemable. The Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the redeemable preferred shares to equal the redemption value at the end of each reporting period. Increases in the carrying amount of the redeemable preferred shares are recorded by charges against retained earnings or, in the absence of retained earnings, by charges against paid-in capital. Reductions in the carrying amount of the redeemable preferred shares are recognized only to the extent that increases to the initial carrying amount of the redeemable preferred shares were previously recorded. The resulting increases or decreases in the carrying amount of redeemable preferred shares increases or decreases net loss attributable to ordinary shareholders in the calculation of earnings per share. The increase in redemption value of the redeemable preferred shares was RMB69,116 and RMB110,926 for the years ended December 31, 2014 and 2015, respectively. The decrease in redemption value of the redeemable preferred shares was RMB205,670 for the year ended December 31, 2016 as a result of the preference dividend declared and paid upon the completion of the IPO.

Extinguishment of preferred shares

In connection with the issuance of Series C Shares, on August 13, 2014, the Company repurchased 23,533,064 Series A Shares, 5,503,899 Series A* Shares, 8,413,412 Series B Shares, 13,209,358 Series B1 Shares, 9,964,954 Series B2 Shares, 5,463,340 Series B3 Shares and 8,961,143 Series B4 Shares at US$1.0365 (RMB6.3779) per share, for cash consideration of US$77,790 (RMB478,666), of which RMB455,366 was paid in 2014 and the remaining RMB23,300 was paid in 2015. The Company made the offer for the repurchase to all existing preferred shareholders on that date. The reason for the repurchase of these various series of preferred shares and the ordinary shares was so that the Series C shareholder would hold no less than 40% of the Company’s issued share capital on a fully diluted basis.

In accordance with ASC 260-10-S99, the difference between the cash consideration transferred to the holders of the preferred shares and the carrying amount of the preferred shares (net of issuance costs) is added to net loss to arrive at loss attributable to ordinary shareholders in the calculation of loss per share. The Company recorded the difference of US$12,497 (RMB76,900) between the repurchase price of US$77,790 (RMB478,666) and the carrying amount of such preferred shares of US$65,293 (RMB401,766) against additional paid-in capital, in the absence of retained earnings.

On August 13, 2014 and December 22, 2014, the Company exchanged a total of 35,393,262 preferred shares, comprising of 10,081,891 Series A Shares, 1,729,161 Series A* Shares, 560,105 Series B Shares and 23,022,105 Series B* Shares (collectively, the “Exchanged Shares”) by re-designating those shares into 35,393,262 newly issued Series B5 redeemable preferred shares (“Series B5 Shares”) to facilitate the sale of the Exchanged Shares held by certain selling preferred shareholders. Concurrently, the holders sold the 35,393,262 Series B5 Shares to one investor (B5 Holder), at the purchase price of US$1.0365 (RMB6.3779) per share for a total cash consideration of US$36,685 (RMB225,198). The terms of the B5 Shares were identical to the terms of the Series C Shares.

The exchange, in substance, is the same as a repurchase of the Exchanged Shares from the selling preferred shareholders and a concurrent issuance of Series B5 Shares to the B5 Holder. Accordingly, the Company accounted for the exchange or re-designation of the Exchanged Shares for Series B5 Shares as an extinguishment. The difference of US$4,812 (RMB29,615) between the fair value of the Series B5 Shares of US$36,685 (RMB225,198) and the carrying amount of the Exchanged Shares of US$31,873 (RMB195,583) was recorded against additional paid-in capital, in the absence of retained earnings. In accordance with ASC 260-10-S99, the difference was added to net loss to arrive at loss attributable to ordinary shareholders in the calculation of loss per share.

Modification of preferred shares

In connection with the issuance of Series C Shares on August 13, 2014, the Company and the holders of the remaining Series A, A*, B, B1, B2, B3 and B4 Shares (after the above extinguishment) agreed to modify the terms of their respective preferred shares. The redemption date of these Series A, A*, B, B1, B2, B3 and B4 Shares was extended to the same redemption date as Series C Shares. The holders also agreed to modify the redemption price by reducing the annual rate of return of their respective preferred shares.

The Company determines whether an amendment or modification to the terms of its redeemable convertible preferred shares represents an extinguishment based on a fair value approach. If the fair value of the preferred shares immediately before and after the amendment is significantly different (by more than 10%), the amendment or modification represents an extinguishment. The Company has determined that the amendment to the terms of the preferred shares did not represent an extinguishment, and therefore modification accounting was applied by analogy to the modification guidance contained in ASC 718-20, Compensation—Stock Compensation. Based on a comparison of the fair value of the preferred shares after the amendment to the fair value of the preferred shares immediately before the amendment, the additional fair value change was immaterial. The fair value of the preferred shares before and after the amendment or modification was determined by management with the assistance of a third party valuation firm.

Preference Dividend

On September 29, 2016, the Board of Directors of the Company declared and approved the payment of the preference dividend on the Company's preferred shares. The entitlement to, and payment of the dividend is conditional on the completion of the Qualified IPO. The amount of the preference dividend to be paid is determined based on the annual rate of 6% from the date of the issuance of the respective preferred shares to the date of the Qualified IPO plus a special rate of return on Series A*, B1, B2 and B4 Shares. The preference dividend is to be paid in either cash or ordinary shares of the Company as elected by each preferred shareholder. The number of ordinary shares to be issued to pay the preference dividends is determined based on the initial public offering price of the Company's ordinary shares and the dividend amount elected by the preferred shareholder to be paid in ordinary shares. The shareholders of Series A, A*, B, B1, B2 redeemable preferred shares have elected to receive the dividend in cash upon the completion of the Qualified IPO, and the shareholders of Series B4, B5 and C redeemable preferred shares have elected to receive the dividend in ordinary shares of the Company upon the completion of the Qualified IPO.

Upon completion of the IPO on November 7, 2016, the Company paid the preference dividend in an aggregate amount of US$50,812  (RMB343,296), of which US$11,449 (RMB76,502) was paid in cash and US$39,363(RMB266,794) was paid by issuing an aggregate 31,490,164 ordinary shares to the holders of the preferred shares based on the initial public offering price of US$10.00 per ADS, or US$1.25 per ordinary share.

Terms of the preferred shares

Key terms of the preferred shares are summarized as follows:

Dividends

Holders of the preferred shares are entitled to receive preference dividends at an annual rate of 6% per annum of the respective preferred shares issue price, out of any funds legally available for this purpose, when, as and if declared by the Board of Directors of GDS Holdings. Payment of dividends to certain series of preferred shares is in preference and priority to any declaration or payment of any distribution on other series of preferred shares, details of which are set out in the Company’s Memorandum of Association. The right to receive dividends on the preferred shares shall be cumulative, and the right to such dividends shall accrue to holders of the preferred shares notwithstanding the fact that dividends on said shares are not declared or paid in any calendar year.

Conversion

The holders of preferred shares have the right to convert all or any portion of their holdings into ordinary shares of GDS Holdings at any time. Each preferred share is convertible into one ordinary share, subject to adjustment such as share dividend, share split, consolidation, and recapitalization.

In addition, each preferred share shall (a) automatically be converted into ordinary share at then-effective conversion price immediately prior to the closing of a QIPO, or (b) be converted in to ordinary share at then-effective conversion price with the vote or written consent of the holders of at least 85% of the then outstanding Series A Shares, Series A* Shares, Series B Shares, Series B1 Shares, Series B2 Shares, Series B4 Shares and Series B5 Shares (voting together as a separate class) and the holders of at least 75% of the then outstanding Series C Shares, in each case on an as converted basis.

For the purposes of conversion of preferred shares, QIPO refers to a firm commitment underwritten IPO on an internationally recognized securities exchange (i) with gross cash proceeds to the Company of at least US$100,000, (ii) at an issue price per share being not less than twenty-five percent (25%) above US$1.0365, as adjusted for any recapitalization from time to time, and (iii) resulting in a free float of not less than twenty percent (20%) of the Company’s share capital.

The Company evaluated the embedded conversion option in the convertible preferred shares to determine if the embedded conversion option require bifurcation and accounted for as a derivative. The Company concluded the embedded conversion option did not require it to be bifurcated pursuant to ASC 815. The Company also determined that there was no BCF attributable to the convertible preferred shares because the initial conversion price was higher than the fair value of the Company’s ordinary shares. The fair value of the Company’s ordinary shares on the commitment date was estimated by management with the assistance of an independent valuation firm. The Company also determined there was no other embedded derivative to be separated from the convertible preferred share.

Upon completion of the IPO on November 7, 2016, 349,087,677 preferred shares were automatically converted into 349,087,677 ordinary shares on a one-to-one basis. Upon conversion, the carrying amounts of the Series A, A*, B, B1, B2, B4, B5 and C redeemable preferred shares have been reclassified as shareholders' equity under ordinary shares (for the par value) and additional paid-in capital (for the excess of the carrying value of the redeemable preferred shares over the par value).

Voting rights

The holders of the preferred shares have voting rights equivalent to the ordinary shareholders on an “if converted” basis.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of preferred shares shall be entitled to be paid out of the assets of the Company available for distributions a liquidation preference in the amount per preferred share equal to the redemption amount plus all accrued or declared but unpaid dividends.

Payment of liquidation preference on certain series of preferred shares is prior and in preference to any payment on other series of preferred shares, and the liquidation preference in order of priority is Series C, Series B5, Series B*, Series B, Series A*, and Series A, details of which are set out in the Company’s Memorandum of Association.

Redemption

Subject to other redemption requirements set out in the Company’s Memorandum of Association, on or after the 4th anniversary of the original issue date of Series C Shares, the holders of preferred shares may, at the election of the holders of at least 75% of each series of outstanding preferred shares voting together as a separate class on an as converted basis, to the extent permitted by applicable laws, redeem all or any portion of the then outstanding preferred shares at a redemption price equal to the redemption amount, plus an amount equal to all accrued or declared but unpaid dividends thereon, including the 6% cumulative preference dividends whether declared or not.

The redemption amount, shall mean, with respect to the Series A Shares, US$0.363636 per share; with respect to the Series B Shares, US$0.77922 per share, with respect to the Series A* Shares, US$0.1060 per share; with respect to the Series B1 Shares, US$0.5300 per share; with respect to the Series B2 Shares, US$0.5855 per share; with respect to the Series B4 Shares, US$0.4340 per share; with respect to the Series B5 Shares, US$1.036522 per share; and with respect to the Series C Shares, US$1.036522 per share.